Income Taxes - Deferred Tax Items in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Derivatives designated as cash flow hedges	$ (3)	$ (3)
Remeasurement of pension plans	(2)	1
Exchange differences on translation of foreign operations	29	(58)
Hedge of net investment	6	30
Income tax relating to components of other comprehensive income	$ 30	$ (30)